VARIABLE INTEREST ENTITIES ("VIEs") (Comparison of Liability to Maximum Exposure to Loss) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Other Liabilities	$ 60,823	$ 61,698	$ 66,968
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Other Liabilities
Maximum Exposure to Loss	$ 329,500	$ 327,300